Dec. 28, 2018

INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED MAY 30, 2019 TO THE PROSPECTUS

DATED DECEMBER 28, 2018,

AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)

(each, a “Fund” and collectively, the “Funds”)

Effective May 31, 2019, each Fund’s Summary Prospectus and Prospectus are revised as follows:

1)
For Invesco Fundamental High Yield® Corporate Bond ETF, the first paragraph under the section titled “Principal Investment Strategies” on page 1 of the Fund’s Summary Prospectus and beginning on page 24 of the Prospectus is deleted in its entirety and replaced with the following:

The Fund generally will invest at least 80% of its total assets in securities that comprise the Underlying Index. The Underlying Index is comprised of U.S. dollar-denominated high yield corporate bonds that are SEC-registered securities or Rule 144A securities with registration rights (issued after July 31, 2013) and whose issuers are public companies listed on a major U.S. stock exchange. Strictly in accordance with its guidelines and mandated procedures, Research Affiliates, LLC (“RA” or the “Index Provider”) or its agent compiles and calculates the Underlying Index. The Underlying Index selects and weights securities based on the Fundamental Index® approach developed by RA that uses four fundamental factors of company size: book value of assets, sales, dividends and cash flow. Only investible, non-convertible, non-exchangeable, non-zero, fixed coupon high-yield corporate bonds qualify for inclusion in the Underlying Index. The Fund does not purchase all of the securities in the Underlying Index; instead, the Fund utilizes a “sampling” methodology to seek to achieve its investment objective.

2)
For Invesco Fundamental Investment Grade Corporate Bond ETF, the first paragraph under the section titled “Principal Investment Strategies” beginning on page 1 of the Summary Prospectus and beginning on page 28 of the Prospectus is deleted in its entirety and replaced with the following:

The Fund generally will invest at least 80% of its total assets in the securities that comprise the Underlying Index. The Underlying Index is comprised of U.S. dollar denominated investment grade corporate bonds which are SEC-registered securities or Rule 144A securities with registration rights (issued after July 31, 2013) and whose issuers are public companies listed on a major U.S. stock exchange. Strictly in accordance with its guidelines and mandated procedures, Research Affiliates, LLC (“RA” or the “Index Provider”) or its agent compiles and calculates the Underlying Index. The Underlying Index selects and weights securities based on the Fundamental Index® approach developed by RA that uses four fundamental factors of company size: book value of assets, sales, dividends and cash flows. Only investible, non-convertible, non-exchangeable, non-zero, fixed coupon investment grade corporate bonds qualify for inclusion in the Underlying Index. The Fund does not purchase all of the securities in the Underlying Index; instead, the Fund utilizes a “sampling” methodology to seek to achieve its investment objective.